SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended											1 Months Ended	3 Months Ended					4 Months Ended	12 Months Ended			4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended									2 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 27, 2013 Segment	Dec. 27, 2013 Building Minimum	Dec. 27, 2013 Building Maximum	Dec. 27, 2013 Machinery and equipment Minimum	Dec. 27, 2013 Machinery and equipment Maximum	Dec. 27, 2013 Office furniture and equipment Minimum	Dec. 27, 2013 Office furniture and equipment Maximum	Dec. 27, 2013 Vehicles Minimum	Dec. 27, 2013 Vehicles Maximum	Dec. 27, 2013 Leasehold improvements Minimum	Dec. 27, 2013 Leasehold improvements Maximum	Sep. 28, 2012 Successor	Dec. 27, 2013 Successor	Sep. 27, 2013 Successor	Jun. 28, 2013 Successor	Mar. 29, 2013 Successor	Dec. 28, 2012 Successor	Dec. 28, 2012 Successor	Dec. 27, 2013 Successor	Dec. 27, 2013 Successor Minimum Customer lists and relationships	Dec. 27, 2013 Successor Maximum Customer lists and relationships	Dec. 28, 2012 Successor JanSan	Dec. 27, 2013 Successor JanSan	Dec. 28, 2012 Successor Plumbing	Dec. 27, 2013 Successor Plumbing	Dec. 28, 2012 Successor Hardware, tools and fixtures	Dec. 27, 2013 Successor Hardware, tools and fixtures	Dec. 28, 2012 Successor HVAC	Dec. 27, 2013 Successor HVAC	Dec. 28, 2012 Successor Electrical and lighting	Dec. 27, 2013 Successor Electrical and lighting	Dec. 28, 2012 Successor Appliances and parts	Dec. 27, 2013 Successor Appliances and parts	Dec. 28, 2012 Successor Security and safety	Dec. 27, 2013 Successor Security and safety	Dec. 28, 2012 Successor Other	Dec. 27, 2013 Successor Other	Dec. 27, 2013 Successor Credit concentration risk	Dec. 28, 2012 Successor Credit concentration risk	Dec. 27, 2013 Successor ABL Facility Line of Credit	Dec. 28, 2012 Successor ABL Facility Line of Credit	Dec. 27, 2013 Successor OpCo Notes	Dec. 28, 2012 Successor OpCo Notes	Dec. 27, 2013 Successor HoldCo Notes	Dec. 28, 2012 Successor HoldCo Notes	Sep. 07, 2012 Predecessor	Jun. 29, 2012 Predecessor	Mar. 30, 2012 Predecessor	Sep. 07, 2012 Predecessor	Dec. 30, 2011 Predecessor	Sep. 07, 2012 Predecessor JanSan	Dec. 30, 2011 Predecessor JanSan	Sep. 07, 2012 Predecessor Plumbing	Dec. 30, 2011 Predecessor Plumbing	Sep. 07, 2012 Predecessor Hardware, tools and fixtures	Dec. 30, 2011 Predecessor Hardware, tools and fixtures	Sep. 07, 2012 Predecessor HVAC	Dec. 30, 2011 Predecessor HVAC	Sep. 07, 2012 Predecessor Electrical and lighting	Dec. 30, 2011 Predecessor Electrical and lighting	Sep. 07, 2012 Predecessor Appliances and parts	Dec. 30, 2011 Predecessor Appliances and parts	Sep. 07, 2012 Predecessor Security and safety	Dec. 30, 2011 Predecessor Security and safety	Sep. 07, 2012 Predecessor Other	Dec. 30, 2011 Predecessor Other
Schedule of Significant Accounting Policies [Line Items]
Total long-term debt													$ 798,347,000				$ 813,994,000	$ 813,994,000	$ 798,347,000																					$ 115,000,000	$ 127,500,000	$ 318,347,000	$ 321,494,000	$ 365,000,000	$ 365,000,000
Long-term debt, fair value																																								115,098,000	127,636,000	317,625,000	322,500,000	398,763,000	394,200,000
Concentration risk amount																																						0	0
Estimated useful lives of assets		39 years	40 years	2 years	7 years	3 years	7 years	2 years	5 years	1 year	10 years
Capitalized costs related to internally developed software, amortization period																5 years
Capitalized costs, upgrades or modifications																		400,000	4,800,000																														3,100,000	3,800,000
Unamortized capitalized software costs													9,600,000				7,900,000	7,900,000	9,600,000
Amortization expense of capitalized software costs																		218,000	3,001,000																														2,387,000	1,866,000
Finite lived intangible asset useful life																				7 years	19 years
Risk insurance													400,000						400,000
Shipping and handling costs																		18,800,000	72,238,000																														41,241,000	59,671,000
Advertising expenses, net of co-op advertising																		381,000	1,786,000																														867,000	1,298,000
Co-op advertising																		651,000	2,570,000																														1,796,000	2,567,000
Number of operating segments	1
Number of reportable segments	1
Net sales												$ 80,901,000	$ 390,055,000	$ 421,541,000	$ 405,706,000	$ 380,753,000	$ 323,692,000	$ 404,593,000	$ 1,598,055,000			$ 155,489,000	$ 731,666,000	$ 84,296,000	$ 284,024,000	$ 36,710,000	$ 134,684,000	$ 35,605,000	$ 127,619,000	$ 24,729,000	$ 84,397,000	$ 22,208,000	$ 80,042,000	$ 20,161,000	$ 67,495,000	$ 25,395,000	$ 88,128,000									$ 269,349,000	$ 334,821,000	$ 313,582,000	$ 917,752,000	$ 1,249,484,000	$ 332,523,000	$ 457,393,000	$ 195,780,000	$ 275,557,000	$ 84,720,000	$ 122,116,000	$ 90,299,000	$ 121,531,000	$ 56,841,000	$ 75,274,000	$ 52,752,000	$ 65,251,000	$ 44,592,000	$ 61,855,000	$ 60,245,000	$ 70,507,000